Net Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table sets forth the basic and diluted net loss per share computations for the three and nine months ended September 30, 2016 and 2015:

	Three Months Ended September 30,		Nine Months Ended September 30,
(In thousands, except share and per share amounts)	2016	2015	2016	2015
Basic and diluted net loss	$(8,729)	$(11,428)	$(18,660)	$(8,151)
Basic and diluted weighted-average shares outstanding	65,741,735	66,450,057	65,334,465	66,058,803
Basic and diluted net loss per share	$(0.13)	$(0.17)	$(0.29)	$(0.12)

The following is a summary of the basic and diluted net loss per share computation for the years ended December 31, 2015 and 2014 and the period from January 22, 2013 (date of inception) to December 31, 2013:

	Year Ended December 31,		Period from January 22, 2013 (date of inception) to December 31, 2013
	2015	2014
Net loss (in thousands)	$(21,117)	$(1,997)	$(20,797)
Basic and diluted weighted-average shares outstanding	66,028,245	64,333,260	28,954,769
Basic and diluted net loss per share	$(0.32)	$(0.03)	$(0.72)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The Company had the following common share equivalents on a weighted-average basis that were excluded from the calculation of diluted net loss per share as their effect would have been antidilutive for the periods presented:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
Unvested restricted stock (1)	8,381	7,319	7,521	5,975
OP Units	90	90	90	90
Class B Units	1,052,420	1,052,420	1,052,420	919,611
Total weighted-average antidilutive common share equivalents	1,060,891	1,059,829	1,060,031	925,676

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(1)
Weighted-average number of shares of unvested restricted stock outstanding for the period presented. There were 9,367 and 7,455 shares of unvested restricted stock outstanding as of September 30, 2016 and 2015, respectively.

The Company had the following common share equivalents on a weighted-average basis that were excluded from the calculation of diluted net loss per share as their effect would have been antidilutive for the periods presented:

	December 31,
	2015	2014	2013
Unvested restricted stock (1)	6,349	5,221	3,325
OP Units	90	90	90
Class B Units (2)	953,086	364,786	12,173
Total common stock equivalents	959,525	370,097	15,588

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(1)
Weighted-average number of shares of unvested restricted stock outstanding for the periods presented. There were 7,455, 4,799 and 4,000 shares of unvested restricted stock outstanding as of December 31, 2015, 2014 and 2013, respectively.

(2)
Weighted-average number of issued and unvested Class B Units for the periods outstanding. As of December 31, 2015, 2014 and 2013, there were 1,052,420, 703,796 and 75,430 Class B Units outstanding, respectively.